Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable		$ 10,500
Payable to Related Party	1,085	3,000	0
Payable to Affiliate	$ 22,559	4,120
Ali Kasa [Member]
Relationship with the company and its subsidiary	Director and CEO of the Company
Egnitus Australia Pty Ltd [Member]
Relationship with the company and its subsidiary	Entity controlled by Mr. Ali Kasa
Lindita Kasa [Member]
Relationship with the company and its subsidiary	Spouse of Ali Kasa and former sole shareholder of Anvia (Australia) Pty Ltd
Payable to Related Party		3,000
Egnitus Holdings Pty Ltd [Member]
Relationship with the company and its subsidiary	Entity controlled by Mr. Ali Kasa
Accounts Payable		10,500
Payable to Affiliate	22,559	4,120
Azmat Ali [Member]
Payable to Related Party	$ 1,085